SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
Mar. 31, 2020
Yueshang Information Technology (Beijing) Co., Ltd. ("YITB") [Member]
Attributable equity interest	100.00%
Place of incorporation	P.R.C
UTour Pte. Ltd [Member]
Attributable equity interest	100.00%
Place of incorporation	Singapore
WeTrade Information Technology Limited [Member]
Attributable equity interest	100.00%
Place of incorporation	Hong Kong